Finance costs (Tables)	3 Months Ended
Mar. 31, 2026
Finance costs.
Schedule of finance costs

	Three months ended
	March 31,	March 31,
	2026	2025(a)
	$'m	$'m

Interest expense - third party borrowings	69.6	67.2
Fair value loss on non-deliverable forwards (note 12)	13.0	—
Interest and finance charges for lease liabilities	11.6	8.9
Fair value loss on embedded options	6.2	—
Interest expense - withholding tax on interest	4.6	8.6
Net foreign exchange loss arising from financing - realized	2.7	5.4
Fees on borrowings and financial derivatives	1.7	1.6
Unwinding of discount on decommissioning liability	1.3	1.4
	110.7	93.1
(a)	The result for the period ended March 31, 2025 has been re-presented to reflect that the result of the Latam segment is now reported as a discontinued operation. See note 20.1 for more information.